Event occurring after the reporting period - Additional Information (Detail) - Mar. 15, 2024 - Major ordinary share transactions [member] - ADR [Member] - Private Placement [Member]
$ / shares in Units, ¥ in Millions, $ in Millions
	USD ($) $ / shares shares	CNY (¥) shares
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in the number of shares issued during the period | shares	4,761,905	4,761,905
Class of warrants or rights number of securities covered by warrants or rights | shares	4,761,905
Sale of stock issue price per share | $ / shares	$ 1.26
Proceeds from the issuance of shares and warrants	$ 6	¥ 42.6
Class of warrants or rights term	5 years	5 years
Class of warrants or rights exercise price per share | $ / shares	$ 1.49